UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	XX; Amendment Number:	1
  This Amendment (Check only one.)  ___ is a restatement.
							 XXX  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		January 7, 2005
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		106,733 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES	INV.  OTHER		VOTING AUTH
					CLASS			  X1000			DISC  MGR		NONE

ABM Industries, Inc.            cs  00163T109         513      26,000  sole                513
Abbott Labs                     cs  2824100           373       8,000  sole                373
Automatic Data Proc             cs  53015103        3,200      72,163  sole              3,200
Ameren Corp.                    cs  23608102        1,421      28,350  sole              1,421
American Intl Group.            cs  26874107        3,532      53,791  sole              3,532
Allied Cap Corp                 cs  01903Q108       3,483     134,800  sole              3,483
American Express                cs  25816109        1,604      28,450  sole              1,604
Bank America                    cs  60505104        3,576      76,100  sole              3,576
Bristol Myers                   cs  110122108       2,085      81,366  sole              2,085
BP PLC ADR                      cs  55622104          256       4,390  sole                256
Citigroup                       cs  172967101       4,095      84,986  sole              4,095
Conagra Corp                    cs  205887102       1,498      50,850  sole              1,498
Crescent Real Est Eq            oa  225756105         943      51,625  sole                943
Mack Cali Realty                oa  554489104         651      14,150  sole                651
Calpine Corp                    cs  131347106         952     241,550  sole                952
Cisco Systems                   cs  17275R102       2,524     130,629  sole              2,524
D R Horton Co                   cs  23331A109       1,814      45,000  sole              1,814
DQE Corp                        cs  23329J104         582      30,850  sole                582
Consolidated Edison             cs  209115104       1,391      31,800  sole              1,391
Electronic Data Sys             cs  285661104       2,631     113,875  sole              2,631
Felcor Lodging Trust            oa  31430F101       2,271     155,050  sole              2,271
First Data Corp                 cs  319963104       3,322      78,100  sole              3,322
Fannie Mae                      cs  313586109       2,482      34,850  sole              2,482
Great Bay Bancorp               cs  391648102         220       7,900  sole                220
General Electric                cs  369604103       3,776     103,459  sole              3,776
Citigroup Inc Wts               sw  172967127         108      76,197  sole                108
Healthcare Prop Inv             oa  421915109         602      21,724  sole                602
Hawaiian Elec                   cs  419870100       1,085      37,212  sole              1,085
Hewlett-Packard Co              cs  428236103       2,637     125,740  sole              2,637
Harsco Corp                     cs  415864107         366       6,558  sole                366
Intel                           cs  458140100       3,698     158,090  sole              3,698
Johnson and Johnson             cs  478160104       1,025      16,168  sole              1,025
JP Morgan Chase                 cs  46625H100         206       5,277  sole                206
Kinder Morgan, Inc.             cs  49455P101       6,656      91,010  sole              6,656
Kinder Morgan Energy            oa  494550106       3,016      68,035  sole              3,016
Coca-Cola Co.                   cs  191216100       2,401      57,659  sole              2,401
MBNA                            cs  55262L100         310      11,000  sole                310
Keyspan                         cs  49337W100       1,462      37,050  sole              1,462
Liberty Property Tr             oa  531172104         948      21,950  sole                948
Herman Miller Inc               cs  600544100         298      10,800  sole                298
Altria Group Inc                cs  718154107       1,822      29,820  sole              1,822
New Century Finl Cp             oa  6435EV108         777      12,150  sole                777
New Plan Realty                 oa  648053106         816      30,150  sole                816
O G E Energy Cp Hldg            cs  670837103       1,084      40,900  sole              1,084
Pub Svc Enterprise              cs  744573106       1,173      22,650  sole              1,173
Pfizer                          cs  717081103         688      25,603  sole                688
Peoples Energy Corp.            cs  711030106         916      20,845  sole                916
P M I Group Inc                 cs  69344M101       2,651      63,500  sole              2,651
Petrofund Energy Tr             cs  71648W108       2,054     157,500  sole              2,054
Quaker Fabric                   cs  747399103         246      43,700  sole                246
Sara Lee                        cs  803111103       1,273      52,718  sole              1,273
Solectron Corp.                 cs  834182107         483      90,620  sole                483
Southern Co.                    cs  842587107         509      15,175  sole                509
Smurfit Stone Cont.             cs  832727101       2,378     127,318  sole              2,378
Teco Energy Inc                 cs  872375100         630      41,050  sole                630
Tyco                            cs  902124106       3,368      94,245  sole              3,368
US Bancorp                      cs  902973304         631      20,150  sole                631
Verizon                         cs  92343V104         344       8,490  sole                344
Walgreen                        cs  931422109         594      15,488  sole                594
Wells Fargo                     cs  949746101         777      12,500  sole                777
Washington Mutual               cs  939322103       3,850      91,050  sole              3,850
Williams Companies              cs  969457100         864      53,065  sole                864
Wal-Mart                        cs  931142103       3,922      74,250  sole              3,922
Wyeth                           cs  983024100         251       5,890  sole                251
Exxon Mobil Corp.               cs  30231G102         619      12,078  sole                619





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